Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2

Management fee	0.43%A,B	0.43%A,B	0.43%A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.01%B	0.01%B	0.01%B

Total annual operating expenses	0.44%	0.54%	0.69%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Initial Class, 0.08% for Service Class, and 0.08% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2

1 year	$ 45	$ 55	$ 70

3 years	$ 141	$ 173	$ 221

5 years	$ 246	$ 302	$ 384

10 years	$ 555	$ 677	$ 859
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.43% for Initial Class, 0.43% for Service Class, and 0.43% for Service Class 2. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

VBAL‑PSTK‑0324‑120 1.918616.120	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.50% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.51%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 52

3 years	$ 164

5 years	$ 285

10 years	$ 640
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.50%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class‑level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

VB‑INV‑PSTK‑0324‑120 1.918617.120	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Dynamic Capital Appreciation Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2

Management fee	0.58% A,B	0.58% A,B	0.58% A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.04% B	0.04% B	0.04% B

Total annual operating expenses	0.62%	0.72%	0.87%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 63	$ 74	$ 89

3 years	$ 199	$ 230	$ 278

5 years	$ 346	$ 401	$ 482

10 years	$ 774	$ 894	$ 1,073
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.58% for Initial Class, 0.58% for Service Class, and 0.58% for Service Class 2. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

VDCAP‑PSTK‑0324‑107 1.797986.107	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Dynamic Capital Appreciation Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66%A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04%B

Total annual operating expenses	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 72

3 years	$ 224

5 years	$ 390

10 years	$ 871
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.66%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

VIPDCA‑INV‑PSTK‑0324‑103 1.918635.103	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Growth & Income Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2

Management fee	0.48%A,B	0.48%A,B	0.48%A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.01%B	0.01%B	0.01%B

Total annual operating expenses	0.49%	0.59%	0.74%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09% for Initial Class, 0.09% for Service Class, and 0.09% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2

1 year	$ 50	$ 60	$ 76

3 years	$ 157	$ 189	$ 237

5 years	$ 274	$ 329	$ 411

10 years	$ 616	$ 738	$ 918
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.48% for Initial Class, 0.48% for Service Class, and 0.48% for Service Class 2. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

VGI‑PSTK‑0324‑108 1.797992.108	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Growth & Income Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56	%A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01	%B

Total annual operating expenses	0.57%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$58

3 years	$183

5 years	$318

10 years	$714
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.56%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

VIPGI‑INV‑PSTK‑0324‑103 1.918624.103	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Growth Opportunities Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class		Service Class		Service Class 2
Management fee	0.58	% A,B	0.58	% A,B	0.58	% A,B

Distribution and/or Service (12b‑1) fees	None		0.10%		0.25%

Other expenses	0.01	% B	0.01	% B	0.01	% B

Total annual operating expenses	0.59%		0.69%		0.84%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09% for Initial Class, 0.09% for Service Class, and 0.09% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 60	$ 70	$ 86

3 years	$ 189	$ 221	$ 268

5 years	$ 329	$ 384	$ 466

10 years	$ 738	$ 859	$ 1,037
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.58% for Initial Class, 0.58% for Service Class, and 0.58% for Service Class 2. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.
The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Kyle Weaver (Co‑Portfolio Manager) has managed the fund since 2015.
Becky Baker (Co‑Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Becky Baker is Co‑Portfolio Manager of VIP Growth Opportunities Portfolio, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2012, Ms. Baker has worked as an equity research analyst, associate, and portfolio manager.
Kyle Weaver is Co‑Portfolio Manager of VIP Growth Opportunities Portfolio, which he has managed since 2015. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Weaver has worked as a research analyst and portfolio manager.

VGO‑PSTK‑0324‑116 1.797994.116	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Growth Opportunities Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.67%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 68

3 years	$ 214

5 years	$ 373

10 years	$ 835
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.66%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.
The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Kyle Weaver (Co‑Portfolio Manager) has managed the fund since 2015.
Becky Baker (Co‑Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Becky Baker is Co‑Portfolio Manager of VIP Growth Opportunities Portfolio, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2012, Ms. Baker has worked as an equity research analyst, associate, and portfolio manager.
Kyle Weaver is Co‑Portfolio Manager of VIP Growth Opportunities Portfolio, which he has managed since 2015. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Weaver has worked as a research analyst and portfolio manager.

VIPGRO-INV-PSTK-0324-107 1.918658.107	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Mid Cap Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class		Service Class		Service Class 2
Management fee	0.57	% A,B	0.57	% A,B	0.57	% A,B

Distribution and/or Service (12b‑1) fees	None		0.10%		0.25%

Other expenses	0.00	% B	0.00	% B	0.00	% B

Total annual operating expenses	0.57%		0.67%		0.82%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Initial Class, 0.08% for Service Class, and 0.08% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 58	$ 68	$ 84

3 years	$ 183	$ 214	$ 262

5 years	$ 318	$ 373	$ 455

10 years	$ 714	$ 835	$ 1,014
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.57% for Initial Class, 0.57% for Service Class, and 0.57% for Service Class 2. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

VMC‑PSTK‑0324‑103 1.918615.103	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Mid Cap Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.65%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.15% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 66

3 years	$ 208

5 years	$ 362

10 years	$ 810
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.65%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

VIPMID‑INV‑PSTK‑0324‑103 1.918614.103	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Value Strategies Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class		Service Class		Service Class 2
Management fee	0.58	% A,B	0.58	% A,B	0.58	% A,B

Distribution and/or Service (12b‑1) fees	None		0.10%		0.25%

Other expenses	0.02	% B	0.02	% B	0.02	% B

Total annual operating expenses	0.60%		0.70%		0.85%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 61	$ 72	$ 87

3 years	$ 192	$ 224	$ 271

5 years	$ 335	$ 390	$ 471

10 years	$ 750	$ 871	$ 1,049
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.58% for Initial Class, 0.58% for Service Class, and 0.58% for Service Class 2. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

VVS-PSTK-0324-109 1.798010.109	March 1, 2024

Supplement to the
Fidelity® Variable Insurance Products
Value Strategies Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.67%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 68

3 years	$ 214

5 years	$ 373

10 years	$ 835
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.65%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

VIPVS‑INV‑PSTK‑0324‑104 1.913320.104	March 1, 2024

Supplement to the

Fidelity® Variable Insurance Products

Balanced Portfolio

Initial Class, Service Class, and Service Class 2

April 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. The fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Initial Class, Service Class, Service 2 Class Annualized Rate
First $400 billion	0.510%
Next $400 billion	0.440
Next $400 billion	0.410
Over $1,200 billion	0.400

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for each class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
VIP Balanced Portfolio/ Initial Class	0.43%
VIP Balanced Portfolio/ Service Class	0.43%
VIP Balanced Portfolio/ Service 2 Class	0.43%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders (including variable product owners), with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for transfer agency and related recordkeeping services with respect to variable product owners’ accounts.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

VBAL-SSTK-0324-107 1.9881016.107	March 1, 2024

Supplement to the

Fidelity® Variable Insurance Products

Balanced Portfolio

Investor Class

April 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. The fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Investor Class Annualized Rate
First $400 billion	0.590%
Next $400 billion	0.520%
Next $400 billion	0.490%
Over $1,200 billion	0.480%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
VIP Balanced Portfolio/Investor Class	0.50%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders (including variable product owners), with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for transfer agency and related recordkeeping services with respect to variable product owners’ accounts, and to Fidelity Investments Life Insurance Company (FILI) for transfer agency and related separate account services with respect to insurance contract owners’ accounts.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

VB-INV-SSTK-0324-106 1.9881015.106	March 1, 2024

Supplement to the

Fidelity® Variable Insurance Products Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Emerging Markets Portfolio, Equity-Income Portfolio, Floating Rate High Income Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Portfolio, High Income Portfolio, Index 500 Portfolio, International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio, Stock Selector All Cap Portfolio, Value Portfolio and Value Strategies Portfolio Initial Class, Service Class, and Service Class 2

April 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, Contrafund® Portfolio’s, Dynamic Capital Appreciation Portfolio’s, Emerging Markets Portfolio’s, Equity-Income Portfolio’s, Floating Rate High Income Portfolio’s, Growth & Income Portfolio’s, Growth Opportunities Portfolio’s, Growth Portfolio’s, High Income Portfolio’s, International Capital Appreciation Portfolio’s, Mid Cap Portfolio’s, Overseas Portfolio’s, Stock Selector All Cap Portfolio’s, Value Portfolio’s, and Value Strategies Portfolio’s management contracts were amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates either a management fee rate that may vary by class or a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.

The following information replaces similar information for Contrafund® Portfolio, Dynamic Capital Appreciation Portfolio, Emerging Markets Portfolio, Equity-Income Portfolio, Floating Rate High Income Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Portfolio, High Income Portfolio, International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio, Stock Selector All Cap Portfolio, Value Portfolio, and Value Strategies Portfolio found in the “Management Contracts” section.

Management-Related Expenses (for all funds except VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio). In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by a fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. A fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fees.

For the services of FMR under each of VIP ContrafundSM Portfolio’s, VIP Dynamic Capital Appreciation Portfolio’s, VIP Emerging Markets Portfolio’s, VIP Equity-Income PortfolioSM’s, VIP Floating Rate High Income Portfolio’s, VIP Growth & Income Portfolio’s, VIP Growth Opportunities Portfolio’s, VIP Growth Portfolio’s, VIP High Income Portfolio’s, VIP International Capital Appreciation Portfolio’s, VIP Mid Cap Portfolio’s, VIP Overseas Portfolio’s, VIP Value Portfolio’s, and VIP Value Strategies Portfolio’s management contract, each class of each fund pays FMR a monthly management fee.

For the services of FMR under VIP Stock Selector All Cap Portfolio’s management contract, each class of the fund pays FMR a monthly management fee. The management fee has two components: (i) a basic fee and (ii) a performance adjustment.

For each fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

For VIP ContrafundSM Portfolio, VIP Dynamic Capital Appreciation Portfolio, VIP Growth Opportunities Portfolio, VIP Growth Portfolio, VIP Mid Cap Portfolio, VIP Stock Selector All Cap Portfolio, VIP Value Portfolio and VIP Value Strategies Portfolio, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Initial Class, Service Class, and Service Class 2 Annualized Rate
First $400 billion	0.660%
Next $400 billion	0.590%
Next $400 billion	0.560%
Over $1,200 billion	0.550%

For VIP Emerging Markets Portfolio, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Initial Class, Service Class, and Service Class 2 Annualized Rate
First $400 billion	0.910%
Next $400 billion	0.840%
Next $400 billion	0.810%
Over $1,200 billion	0.800%

For VIP Equity-Income PortfolioSM and VIP Growth & Income Portfolio, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Initial Class, Service Class, and Service Class 2 Annualized Rate
First $400 billion	0.560%
Next $400 billion	0.490%
Next $400 billion	0.460%
Over $1,200 billion	0.450%

For VIP Floating Rate High Income Portfolio and VIP High Income Portfolio, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Initial Class, Service Class, and Service Class 2 Annualized Rate
First $30 billion	0.670%
Next $30 billion	0.630%
Next $30 billion	0.600%
Over $90 billion	0.580%

For VIP International Capital Appreciation Portfolio and VIP Overseas Portfolio, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Initial Class, Service Class, and Service Class 2 Annualized Rate
First $400 billion	0.810%
Next $400 billion	0.740%
Next $400 billion	0.710%
Over $1,200 billion	0.700%

For each fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of each fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for each fund is calculated on a cumulative basis pursuant to the schedule. For each fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

For VIP ContrafundSM, Portfolio, VIP Dynamic Capital Appreciation Portfolio, VIP Emerging Markets Portfolio, VIP Equity-Income PortfolioSM, VIP Floating Rate High Income Portfolio, VIP Growth & Income Portfolio, VIP Growth Opportunities Portfolio, VIP Growth Portfolio, VIP High Income Portfolio, VIP International Capital Appreciation Portfolio, VIP Mid Cap Portfolio, VIP Overseas Portfolio, VIP Value

Portfolio, and VIP Value Strategies Portfolio, the annual management fee rate for each class of shares of each fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
VIP Contrafund PortfolioSM/Initial Class	0.56%
VIP Contrafund PortfolioSM/Service Class	0.56%
VIP Contrafund PortfolioSM/Service Class 2	0.56%
VIP Dynamic Capital Appreciation Portfolio/Initial Class	0.58%
VIP Dynamic Capital Appreciation Portfolio/Service Class	0.58%
VIP Dynamic Capital Appreciation Portfolio/Service Class 2	0.58%
VIP Emerging Markets Portfolio/Initial Class	0.85%
VIP Emerging Markets Portfolio/Service Class	0.85%
VIP Emerging Markets Portfolio/Service Class 2	0.85%
VIP Equity-Income PortfolioSM/Initial Class	0.47%
VIP Equity-Income PortfolioSM/Service Class	0.47%
VIP Equity-Income PortfolioSM/Service Class 2	0.47%
VIP Floating Rate High Income Portfolio/Initial Class	0.63%
VIP Growth & Income Portfolio/Initial Class	0.48%
VIP Growth & Income Portfolio/Service Class	0.48%
VIP Growth & Income Portfolio/Service Class 2	0.48%
VIP Growth Opportunities Portfolio/Initial Class	0.58%
VIP Growth Opportunities Portfolio/Service Class	0.58%

Fund/Class	Maximum Management Fee Rate
VIP Growth Opportunities Portfolio/Service Class 2	0.58%
VIP Growth Portfolio/Initial Class	0.57%
VIP Growth Portfolio/Service Class	0.57%
VIP Growth Portfolio/Service Class 2	0.57%
VIP High Income Portfolio/Initial Class	0.63%
VIP High Income Portfolio/Service Class	0.63%
VIP High Income Portfolio/Service Class 2	0.63%
VIP International Capital Appreciation Portfolio/Initial Class	0.74%
VIP International Capital Appreciation Portfolio/Service Class	0.74%
VIP International Capital Appreciation Portfolio/Service Class 2	0.74%
VIP Mid Cap Portfolio/Initial Class	0.57%
VIP Mid Cap Portfolio/Service Class	0.57%
VIP Mid Cap Portfolio/Service Class 2	0.57%
VIP Overseas Portfolio/Initial Class	0.72%
VIP Overseas Portfolio/Service Class	0.72%
VIP Overseas Portfolio/Service Class 2	0.72%
VIP Value Portfolio/Initial Class	0.58%
VIP Value Portfolio/Service Class	0.58%
VIP Value Portfolio/Service Class 2	0.58%

Fund/Class	Maximum Management Fee Rate
VIP Value Strategies Portfolio/Initial Class	0.58%
VIP Value Strategies Portfolio/Service Class	0.58%
VIP Value Strategies Portfolio/Service Class 2	0.58%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

For VIP Stock Selector All Cap Portfolio, the annual basic fee rate for each class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Basic Fee Rate
VIP Stock Selector All Cap Portfolio/Initial Class	0.58%
VIP Stock Selector All Cap Portfolio/Service Class	0.58%
VIP Stock Selector All Cap Portfolio/Service Class 2	0.58%

One-twelfth of the basic fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the basic fee for the class for that month.

Computing the Performance Adjustment. The basic fee for the following fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund’s investment performance for the performance period exceeds, or is exceeded by, the record of the designated index over the same period. The performance period commenced with the first day of the first full month following the commencement of operations of the Investor Class, a class of shares of the fund not offered through this SAI. During the first twelve months of the performance period for the Investor Class, there will be no performance adjustment. The performance period consists of the most recent month plus the previous 35 months. The performance comparison is made at the end of each month.

Fund	Performance Adjustment Index
VIP Stock Selector All Cap Portfolio(A)	MSCI U.S. Investable Market 2500 Index

(A)The performance period for the fund commenced on November 1, 2021. Each month subsequent to the twelfth month, a new month is added to the performance period until the performance period includes 36 months. Thereafter, the performance period consists of the most recent month plus the previous 35 months.

If the Trustees determine that another index is appropriate for VIP Stock Selector All Cap Portfolio, they may designate a successor index to be substituted, when permitted by applicable law.

For the purposes of calculating the performance adjustment for VIP Stock Selector All Cap Portfolio, the fund’s investment performance will be based on the performance of Investor Class, a class of shares of the fund not offered through this SAI. To the extent that other classes of VIP Stock Selector All Cap Portfolio have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

For VIP Stock Selector All Cap Portfolio, each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of ±10.00), is multiplied by a performance adjustment rate of 0.02%. The maximum annualized performance adjustment rate is ±0.20% of a fund’s average net assets over the performance period.

One twelfth (1/12) of this rate is then applied to the fund’s average net assets over the performance period, giving a dollar amount which will be proportionately added to (or subtracted from) a class’s basic fee.

The performance of a fund or class, as applicable, is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund or class are treated as if reinvested in that fund’s or class’s shares at the NAV as of the record date for payment.

The record of an index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on a fund’s performance compared to the investment record of the index, the controlling factor is not whether the fund’s performance is up or down per se, but whether it is up or down more or less than the record of the designated performance adjustment index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

The following information replaces similar information for Contrafund® Portfolio, Dynamic Capital Appreciation Portfolio, Emerging Markets Portfolio, Equity-Income Portfolio, Floating Rate High Income Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Portfolio, High Income Portfolio, International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio, Stock Selector All Cap Portfolio, Value Portfolio, and Value Strategies Portfolio found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of each fund’s management contract.

Prior to March 1, 2024, VIP ContrafundSM Portfolio, VIP Dynamic Capital Appreciation Portfolio, VIP Emerging Markets Portfolio, VIP Equity-Income PortfolioSM, VIP Floating Rate High Income Portfolio, VIP Growth & Income Portfolio, VIP Growth Opportunities Portfolio, VIP Growth Portfolio, VIP High Income Portfolio, VIP International Capital Appreciation Portfolio, VIP Mid Cap Portfolio, VIP Overseas Portfolio, VIP Stock Selector All Cap Portfolio, VIP Value Portfolio, and VIP Value Strategies Portfolio or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders (including variable product owners), with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for transfer agency and related recordkeeping services with respect to variable product owners’ accounts.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains each fund’s portfolio and general accounting records, and administers each fund’s securities lending program under the terms of each fund’s management contract.

Prior to March 1, 2024, VIP ContrafundSM Portfolio, VIP Dynamic Capital Appreciation Portfolio, VIP Emerging Markets Portfolio, VIP Equity-Income PortfolioSM, VIP Floating Rate High Income Portfolio, VIP Growth & Income Portfolio, VIP Growth Opportunities Portfolio, VIP Growth Portfolio, VIP High Income Portfolio, VIP International Capital Appreciation Portfolio, VIP Mid Cap Portfolio, VIP Overseas Portfolio, VIP Stock Selector All Cap Portfolio, VIP Value Portfolio, and VIP Value Strategies Portfolio bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, Contrafund® Portfolio’s, Dynamic Capital Appreciation Portfolio’s, Emerging Markets Portfolio’s, Equity-Income Portfolio’s, Floating Rate High Income Portfolio’s, Growth & Income Portfolio’s, Growth Opportunities Portfolio’s, Growth Portfolio’s, High Income Portfolio’s, International Capital Appreciation Portfolio’s, Mid Cap Portfolio’s, Overseas Portfolio’s, Stock Selector All Cap Portfolio’s, Value Portfolio’s, and Value Strategies Portfolio’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

Effective March 1, 2024, Emerging Markets Portfolio’s, International Capital Appreciation Portfolio’s, and Overseas Portfolio’s sub-advisory agreements with FIL Investment Advisors (FIA) were amended. The following information replaces similar information found in the “Management Contracts” section.

FMR, and not the fund, pays FIA. Under the terms of each sub-advisory agreement, FMR pays FIA monthly fees at an annual rate of 0.50% for VIP Emerging Markets Portfolio and 0.44% for each of VIP International Capital Appreciation Portfolio and VIP Overseas Portfolio with respect to the average daily net assets of the fund managed by FIA. FIA in turn pays FIA(UK).

VIPIS2-SSTK-0324-200 1.483795.200	March 1, 2024

Supplement to the

Fidelity® Variable Insurance Products Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Floating Rate High Income Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Portfolio, High Income Portfolio, Mid Cap Portfolio, Stock Selector All Cap Portfolio, Value Portfolio and Value Strategies Portfolio Investor Class

April 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, Contrafund® Portfolio’s, Dynamic Capital Appreciation Portfolio’s, Equity-Income Portfolio’s, Floating Rate High Income Portfolio’s, Growth & Income Portfolio’s, Growth Opportunities Portfolio’s, Growth Portfolio’s, High Income Portfolio’s, Mid Cap Portfolio’s, Stock Selector All Cap Portfolio’s, Value Portfolio’s, and Value Strategies Portfolio’s management contracts were amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates either a management fee rate that may vary by class or a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.

The following information replaces similar information for Contrafund® Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Floating Rate High Income Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Portfolio, High Income Portfolio, Mid Cap Portfolio, Stock Selector All Cap Portfolio, Value Portfolio, and Value Strategies Portfolio found in the “Management Contracts” section.

Management-Related Expenses (for all funds except VIP Disciplined Small Cap Portfolio). In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by a fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. A fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fees.

For the services of FMR under each of VIP ContrafundSM Portfolio’s, VIP Dynamic Capital Appreciation Portfolio’s, VIP Equity-Income PortfolioSM’s, VIP Floating Rate High Income Portfolio’s, VIP Growth & Income Portfolio’s, VIP Growth Opportunities Portfolio’s, VIP Growth Portfolio’s, VIP High Income Portfolio’s, VIP Mid Cap Portfolio’s, VIP Value Portfolio’s, and VIP Value Strategies Portfolio’s management contract, each class of each fund pays FMR a monthly management fee.

For the services of FMR under VIP Stock Selector All Cap Portfolio’s management contract, each class of the fund pays FMR a monthly management fee. The management fee has two components: (i) a basic fee and (ii) a performance adjustment.

For each fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

For VIP ContrafundSM Portfolio, VIP Dynamic Capital Appreciation Portfolio, VIP Growth Opportunities Portfolio, VIP Growth Portfolio, VIP Mid Cap Portfolio, VIP Stock Selector All Cap Portfolio, VIP Value

Portfolio and VIP Value Strategies Portfolio, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Investor Class Annualized Rate
First $400 billion	0.740%
Next $400 billion	0.670%
Next $400 billion	0.640%
Over $1,200 billion	0.630%

For VIP Equity-Income PortfolioSM and VIP Growth & Income Portfolio, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Investor Class Annualized Rate
First $400 billion	0.640%
Next $400 billion	0.570%
Next $400 billion	0.540%
Over $1,200 billion	0.530%

For VIP Floating Rate High Income Portfolio and VIP High Income Portfolio, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Investor Class Annualized Rate
First $30 billion	0.710%
Next $30 billion	0.670%
Next $30 billion	0.640%
Over $90 billion	0.620%

For each fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of each fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for each fund is calculated on a cumulative basis pursuant to the schedule. For each fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

For VIP ContrafundSM Portfolio, VIP Dynamic Capital Appreciation Portfolio, VIP Equity-Income PortfolioSM, VIP Floating Rate High Income Portfolio, VIP Growth & Income Portfolio, VIP Growth Opportunities Portfolio, VIP Growth Portfolio, VIP High Income Portfolio, VIP Mid Cap Portfolio, VIP Value Portfolio, and VIP Value Strategies Portfolio, the annual management fee rate for the class of shares of each fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
VIP ContrafundSM Portfolio/Investor Class	0.64%
VIP Dynamic Capital Appreciation Portfolio/Investor Class	0.66%
VIP Equity-Income PortfolioSM/Investor Class	0.55%
VIP Floating Rate High Income Portfolio/Investor Class	0.67%
VIP Growth & Income Portfolio/Investor Class	0.56%
VIP Growth Opportunities Portfolio/Investor Class	0.66%
VIP Growth Portfolio/Investor Class	0.64%
VIP High Income Portfolio/Investor Class	0.67%
VIP Mid Cap Portfolio/Investor Class	0.65%
VIP Value Portfolio/Investor Class	0.66%
VIP Value Strategies Portfolio/Investor Class	0.65%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

For VIP Stock Selector All Cap Portfolio, the annual basic fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Basic Fee Rate
VIP Stock Selector All Cap Portfolio/Investor Class	0.65%

One-twelfth of the basic fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the basic fee for the class for that month.

Computing the Performance Adjustment. The basic fee for the following fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund’s investment performance for the performance period exceeds, or is exceeded by, the record of the designated index over the same period. The performance period commenced with the first day of the first full month following the commencement of operations of the class of shares offered through this SAI. During the first twelve months of the performance period, there will be no performance adjustment. The performance period consists of the most recent month plus the previous 35 months. The performance comparison is made at the end of each month.

Fund	Performance Adjustment Index
VIP Stock Selector All Cap Portfolio(A)	MSCI U.S. Investable Market 2500 Index

(A)The performance period for the fund commenced on November 1, 2021. Each month subsequent to the twelfth month, a new month is added to the performance period until the performance period includes 36 months. Thereafter, the performance period consists of the most recent month plus the previous 35 months.

If the Trustees determine that another index is appropriate for VIP Stock Selector All Cap Portfolio, they may designate a successor index to be substituted, when permitted by applicable law.

For the purposes of calculating the performance adjustment for VIP Stock Selector All Cap Portfolio, the fund’s investment performance will be based on the performance of the class of shares offered through this SAI. To the extent that other classes of VIP Stock Selector All Cap Portfolio have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

For VIP Stock Selector All Cap Portfolio, each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of ±10.00), is multiplied by a performance adjustment rate of 0.02%. The maximum annualized performance adjustment rate is ±0.20% of a fund’s average net assets over the performance period.

One twelfth (1/12) of this rate is then applied to the fund’s average net assets over the performance period, giving a dollar amount which will be proportionately added to (or subtracted from) a class’s basic fee.

The performance of a fund or class, as applicable, is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund or class are treated as if reinvested in that fund’s or class’s shares at the NAV as of the record date for payment.

The record of an index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on a fund’s performance compared to the investment record of the index, the controlling factor is not whether the fund’s performance is up or down per se, but whether it is up or down more or less than the record of the designated performance adjustment index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

The following information replaces similar information for Contrafund® Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Floating Rate High Income Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Portfolio, High Income Portfolio, Mid Cap Portfolio, Stock Selector All Cap Portfolio, Value Portfolio, and Value Strategies Portfolio found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of each fund’s management contract.

Prior to March 1, 2024, VIP ContrafundSM Portfolio, VIP Dynamic Capital Appreciation Portfolio, VIP Equity-Income PortfolioSM, VIP Floating Rate High Income Portfolio, VIP Growth & Income Portfolio, VIP Growth Opportunities Portfolio, VIP Growth Portfolio, VIP High Income Portfolio, VIP Mid Cap Portfolio, VIP Stock Selector All Cap Portfolio, VIP Value Portfolio, and VIP Value Strategies Portfolio or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders (including variable product owners), with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for transfer agency and related recordkeeping services with respect to variable product owners’ accounts, and to Fidelity Investments Life Insurance Company (FILI) for transfer agency and related separate account services with respect to insurance contract owners’ accounts.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains each fund’s portfolio and general accounting records, and administers each fund’s securities lending program under the terms of each fund’s management contract.

Prior to March 1, 2024, VIP ContrafundSM Portfolio, VIP Dynamic Capital Appreciation Portfolio, VIP Equity-Income PortfolioSM , VIP Floating Rate High Income Portfolio, VIP Growth & Income Portfolio, VIP Growth Opportunities Portfolio, VIP Growth Portfolio, VIP High Income Portfolio, VIP Mid Cap Portfolio, VIP Stock Selector All Cap Portfolio, VIP Value Portfolio, and VIP Value Strategies Portfolio bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, Contrafund® Portfolio’s, Dynamic Capital Appreciation Portfolio’s, Equity-Income Portfolio’s, Floating Rate High Income Portfolio’s, Growth & Income Portfolio’s, Growth Opportunities Portfolio’s, Growth Portfolio’s, High Income Portfolio’s, Mid Cap Portfolio’s, Stock Selector All Cap Portfolio’s, Value Portfolio’s, and Value Strategies Portfolio’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

VIPINV-SSTK-0324-160 1.825687.160	March 1, 2024